Pension commitments, Long-term Pension Assets (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018
Pension commitments [Abstract]
Beginning of period	$ 22,272	$ 22,031
Reclassification to assets held for sale	0	(1,543)
Interest on non-plan assets	404	633
Benefits paid	(110)	(185)
Contributions	442	489
Included within other comprehensive income [Abstract]
- Change in fair value	0	(6,065)
- Actuarial (loss)/gain on non-plan assets	(2,134)	278
- Reclassification from defined contribution scheme to defined benefit scheme	2,264	0
Long-term pension asset, included in other comprehensive income	130	(5,787)
Foreign currency exchange (loss)/gain	(1,107)	1,040
End of period	22,031	16,678
Included within other comprehensive income [Abstract]
Continuing operations	318	(5,258)
Discontinued operation	(188)	(529)
Long-term pension asset, included in other comprehensive income	$ 130	$ (5,787)